INTANGIBLE ASSETS - Amortization expense (Details) - Amortization [Member] - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	¥ 437	¥ 433	¥ 391
Annual estimated amortization expense for intangible assets subject to amortization
2020	418
2021	255
2022	217
2023	163
2024	158
Total	¥ 1,211